Seller's Earn-Out (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of Fair Value of Options	The fair value of the options that were valued as of December 22, 2021, was determined to be $13.78 per option. A Black-Scholes Merton model was used to determine the fair value with the following inputs:

December 22, 2021
Dividend yield	0.00%
Volatility	67.0%
Risk-free rate	1.33%
Term (in years)	6.25

Schedule of Change in Fair Value	The following table presents activity for the Seller’s
Earn-Out
measured using the Monte Carlo model, described above, as at the Business Combination Close (“Initial Measurement”) and December 31, 2021:

Seller’s Earn-Out
December 22, 2021 (Initial Measurement)	$41,480
Change in fair value	(23,399)

Balance at December 31, 2021	$18,081

Seller's Earn-Out
Business Acquisition [Line Items]
Schedule of Fair Value of Options	Assumptions used in the valuation were as follows:

	As of December 31, 2021	Initial Measurement As of December 22, 2021
Stock price	$5.87	$9.66
Dividend yield	0.0%	0.0%
Volatility	67.9%	66.8%
Risk-free rate	0.96%	0.97%
Forecast period (in years)	2.98	3.00